Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Assets
Cash	$ 110,855	$ 546,632
Prepaid expenses	77,280	168,491
Total current assets	188,135	715,123
Investments held in Trust Account	53,246,222	100,525,498
Total Assets	53,434,357	101,240,621
Current liabilities:
Accrued expenses	100,185	91,776
Franchise tax payable	25,852	56,918
Income taxes payable	15,872	396,253
Loan from shareholders	1,572,500
Total Current Liabilities	1,714,409	544,947
Deferred underwriters’ discount	3,421,250	3,421,250
Total Liabilities	5,135,659	3,966,197
Commitments and Contingencies
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in capital
Accumulated deficit	(4,906,100)	(2,798,202)
Total Stockholders’ Deficit	(4,905,800)	(2,797,902)
Total Liabilities, Temporary Equity and Stockholders’ Deficit	53,434,357	101,240,621
Class A Common Stock
Current liabilities:
Class A common stock subject to possible redemption	53,204,498	100,072,326
Stockholders’ Deficit:
Common stock, value	56	56
Class B Common Stock
Stockholders’ Deficit:
Common stock, value	$ 244	$ 244